Amounts receivable and other (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other current receivables [abstract]
Schedule of amounts receivable and other

As at December 31	2025	2024
Royalty receivables	$21,543	$16,022
Prepaid expenses	544	664
Value added tax recoverable	685	267
Total amounts receivable and other	$22,772	$16,953